Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Revenue By Region (By Destination Of Customers)

Revenue by region (by destination of customers) (in millions):

	2012	2011	2010
United States	$0.2	1.2	37.8
Ireland	—	1.7	1.9
Rest of world	—	1.1	4.4

Total revenue — continuing operations	$0.2	$4.0	$44.1

United States	886.0	866.6	785.0
Ireland	—	36.0	54.1
Rest of world	316.6	339.4	286.5

Total revenue — discontinued operations	$1,202.6	$1,242.0	$1,125.6

Total revenue — continuing and discontinued operations	$1,202.8	$1,246.0	$1,169.7

Schedule Of Total Assets By Region	Total assets by region (in millions):

	2012	2011
Ireland	$755.4	$920.0
United States	793.9	753.8
Rest of world	90.9	80.0

Total assets	$1,640.2	$1,753.8

Schedule Of Segment Information On Property, Plant And Equipment By Region	Property, plant and equipment by region (in millions):

	2012	2011
United States	$8.9	$78.4
Ireland	3.8	4.8

Total property, plant and equipment	$12.7	$83.2

Schedule Of Goodwill And Other Intangible Assets By Region	Goodwill and other intangible assets by region (in millions):

	2012	2011
United States	$79.4	$192.1
Ireland	10.9	109.1
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$99.0	$309.9

Schedule Of Segment Revenue By Major Customer

The following customer or collaborator contributed to 10% or more of our revenue from continuing and discontinued operations in 2012, 2011 and 2010:

	2012	2011	2010
AmerisourceBergen Corporation	74%	60%	52%
Biogen Idec	26%	25%	22%